Subordinated liabilities	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
a) Breakdown
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

				2021
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2021	2020	2019
Euro	13,857	13,570	12,542	13,857	3.52%
US dollar	8,236	5,991	6,506	9,328	4.92%
Pound sterling	1,535	565	655	1,289	4.36%
Brazilian real	879	—	—	5,555	9.65%
Other currencies	1,689	1,754	1,359
Balance at end of year	26,196	21,880	21,062
Note 50 contains a detail of the residual maturity periods of subordinated liabilities at each year-end.
b) Changes
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	21,880	21,062	23,820
Net inclusion of entities in the Group (note 3)	—	—	—
Placements	5,340	4,075	1,090
Of which:
Banco Santander, S.A.	4,469	3,722	1,056
Banco Santander (Brasil) S.A.	871	—	—
Banco Santander - Chile	—	353	—
PSA Bank Deutschland GmbH	—	—	23
Banca PSA Italia S.p.a.	—	—	11
Net redemptions and repurchases*	(1,500)	(2,838)	(4,009)
Of which:
Banco Santander, S.A.	(1,500)	(1,671)	(3,782)
Santander UK plc	—	(740)	(16)
Santander UK Group Holdings plc	—	(316)	—
Santander Bank, National Association	—	(111)	(19)
Banco Santander (Brasil) S.A.	—	—	(124)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	(69)
Exchange differences and other movements	476	(419)	161
Balance at end of year	26,196	21,880	21,062
*    The balance relating to issuances, redemptions and repurchases (EUR 3,840 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,184 million), is included in the cash flow from financing activities.
c) Other disclosures
This caption includes contingent convertible or redeemable preferred participations, as well as other subordinated financial instruments issued by consolidated companies, which do not qualify as equity (preferred shares).
Preferred shares do not have voting rights and are non-cumulative. They have been subscribed by third parties outside the Group, and except for the issues of Santander UK plc, the rest are redeemable by decision of the issuer, according to the terms of each issue.
Banco Santander's contingently convertible preferred participations are subordinated debentures and rank after common creditors and any other subordinated credit that by law and/or by their terms, to the extent permitted by Spanish law, ranks higher than the contingently convertible preferred participations. Their remuneration is conditioned to the obtainment of sufficient distributable profits, and to the limitations imposed by the regulations on shareholders' equity, and they have no voting rights. The other issues of Banco Santander, S.A. mentioned in this caption are also subordinated debentures and, for credit ranking purposes, they rank behind all the common creditors of the issuing entities and ahead of any other subordinated credit that ranks pari passu with the Bank's contingently convertible preferred participations.
The main issues of subordinated debt securities issued, broken down by company, are detailed below:
Issues by Banco Santander, S.A.
At 22 November 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the tenth anniversary of the issue date, in the amount of USD 1,000 million (EUR 1,007 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 3.225%, payable semi-annually, for the first ten years (then repricing at a margin of 160 points over the one-year U.S. government bond).
At 4 October 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the sixth anniversary of the issue date, amounting to GBP 850 million (EUR 887 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 2.25%, payable annually for the first six years (then repricing at a margin of 165 points over the 5-year UK government bond).
At 21 September 2021, Banco Santander, S.A. carried out a placement of preferential shares contingently convertible into newly issued ordinary shares of the Bank ('PPCC') for a nominal amount of EUR 1,000 million (issue placed on the market EUR 997 million). The issuance has been carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 3.625% per year for the first eight years, being reviewed every five years applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
At 11 September 2021, Banco Santander, S.A. proceeded to redeem early and voluntarily the entire issue made on 11 September 2014 of tier 1 contingently convertible preference shares (PPCC) with ISIN code XS110729154 which are traded in the Irish Stock Exchange Market 'Global Exchange Market', for a total nominal amount of EUR 1,500 million .
At 12 May 2021, Banco Santander placed the issue of preference shares contingently convertible into newly issued ordinary shares of the Bank, previously announced, for a total nominal amount of EUR 1,578 million, issued in a Series in Dollars of USD 1,000 million (EUR 828 million at the exchange rate on the day of issue) and a Series in Euros for an amount of EUR 750 million. The issuance is carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set (i) for the Series in Dollars at 4.750% per annum for the first six years, being revised every five years applying a margin of 375.3 basis points over the 5-year UST rate and (ii) for the Series in Euros by 4.125% per annum for the first seven years, being revised every five years applying a margin of 431.1 basis points over the applicable 5-year euro mid-swap.
At 3 December 2020, Banco Santander, S.A. issued subordinated debentures with a ten-year term of USD 1,500 million (EUR 1,222 million at the date of issue). The issue bears interest at an annual rate of 2.749%, payable semiannually.
At 22 October 2020, it carried out a ten-year subordinated debenture issue for an amount of EUR 1,000 million. The issue bears interest at an annual rate of 1.625%, payable annually.
At 12 March 2020, it proceeded to redeem early and voluntarily the entire outstanding issue of Tier 1 Contingently Convertible Preferred Participations Series I/2014, for a total nominal amount of EUR 1,500 million.
At 14 January 2020, it carried out a placement of contingently convertible preferred participations into newly issued ordinary shares of the Bank (the 'PPCCs'), excluding the pre-emptive subscription rights of its shareholders and for a nominal amount of EUR 1,500 million (the 'Issue' and the 'PPCCs'). The Issue was made at par and the remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 4.375% per annum for the first six years, revised every five years thereafter by applying a margin of 453.4 basis points over the 5-year Mid-Swap Rate (5-year Mid-Swap Rate).
At 19 May 2019, the voluntary early redemption of the preferred shares relating to the second issue made on 9 May 2014 (code ISIN XS1066553329) was communicated for an amount of USD 1,500 million (EUR 1,345 million) at the redemption date.
At 8 February 2019, Banco Santander, S.A, carried out an issue of PPCC for a nominal amount of USD 1,200 million (EUR 1,056 million). The remuneration of the issues whose payment is subject to certain conditions and is also discretionary was set at 7.50% per annum, for the first five years (revised thereafter by applying a margin of 498.9 points over the mid-swap rate).
At 19 March 2018, a 'PPCC' issue was carried out, for a nominal amount of EUR 1,500 million. The remuneration of the issue, the payment of which is subject to certain conditions and is also discretionary, was set at 4.75% per annum, payable quarterly, for the first seven years (revised thereafter by applying a margin of 410 basis points over the Mid-swap rate).
At 8 February 2018, a 10-year subordinated debenture issue of EUR 1,250 million was carried out. The issue accrues annual interest of 2.125% payable annually.
At 25 April and 29 September 2017, Banco Santander, S.A. carried out issues of 'PPCCs', for a nominal amount of EUR 750 million, and EUR 1,000 million respectively. The remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 6.75% per annum for the first five years (revised thereafter by applying a margin of 680.3 basis points over the 5-year Mid-Swap Rate) for the issue disbursed in April, at 5.25% per annum for the first six years (revised thereafter by applying a margin of 499.9 basis points over the 5 years Mid-Swap Rate) for the issue disbursed in September.)
Issues by Banco Santander - Chile
In June 2020, Banco Santander - Chile issued subordinated debentures for a term of fifteen years, in the amount of UF 5 million (equivalent to USD 185 million). The issue bears annual interest at 3.5%.
In April 2020, Banco Santander - Chile issued two subordinated debentures, the first for a term of fourteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3%, and the second for a term of nineteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3.15%.
Issues Banco Santander (Brasil) S.A.
At the end of November 2021, Banco Santander (Brasil) S.A. carried out an issue of Subordinated Financial Bills (TIER II) in its local market for a 10-year term, with a repurchase option as of the fifth anniversary of the issue date, in the amount of BRL 5,500 million. The issue price was CDI +2% per annum, payable at maturity.
On 29 January 2014 Banco Santander (Brasil) S.A. issued Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million and the Group acquired 89.6% of the issue. The notes are perpetual and would be converted into common shares of Banco Santander (Brasil) S.A. if the common equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, were lower than 5.125%. This issue was fully redeemed in fiscal year 2019.
Issues by Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
At 1 October 2018, a ten-year subordinated debenture issue was made by Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México for a nominal amount of USD 1,300 million and at an interest rate of 5.95%, with the group having acquired 75% of the issue.
Additionally, at 30 December 2016, a nominal amount of USD 500 million was made, with the Group having acquired 88.2% of the issue. The perpetual debentures are automatically converted into shares when the Regulatory Capital Ratio (CET1) is equal to or less than 5.125% at the conversion price.
Issues by Santander Bank Polska S.A.
At 20 April 2018, Santander Bank Polska S.A. carried out a ten-year subordinated debenture issue with a redemption option on the fifth anniversary of the issue date in the amount of PLN 1,000 million. The issue bears floating interest at Wibor (6M) + 160 basis points payable semi-annually.
The accrued interests from the subordinated liabilities during 2021 amounted to EUR 648 million (EUR 571 million and EUR 645 million during 2020 and 2019, respectively).
In addition, interests from the PPCC during 2021 amounted to EUR 566 million (EUR 552 million and EUR 595 million in 2020 and 2019, respectively).